Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Share Premium [Abstract]
Schedule of Share Capital Arising on the Share for Share Exchange	The share capital arising on the share for share exchange has been presented as share capital in the comparative period.
	Nominal Value	Share Capital		Share Premium	Merger Reserve
	£/$	Shares	$000	$000	$000
At January 1 2021 per 20-F annual report	£0.03	194,612,289	10,794	111,821	-
Group Reorganization
Elimination of share capital in Tiziana Life Sciences Plc	£0.03	(194,612,289)	(10,794)	(111,821)	122,615
Shares issued pursuant to share for share exchange and consolidation	$0.001	97,306,144	97	-	(97)
Elimination of other reserves in Tiziana Life Sciences Plc					(3,821)
Restated at 1 January 2021	$0.001	97,306,144	97	-	118,697
Shares issued in the period:
Conversion of warrants	$0.001	136,854	-	156	-
Conversion of Loan	$0.001	1,866,907	2	603	-
Issued in lieu of cash bonus	$0.001	2,962,709	3	14,837	-
At 31 December 2021		102,272,614	102	15,596	118,697
Shares issued in the period:
At 31 December 2022		102,272,614	102	15,596	118,697
Shares issued in lieu of fees	$.0001	450,000	1	300
Warrants Exercised	$.0001	337,501	-	573
Issuance of Stock - ATM	$.0001	27,629	-	23
At 31 December 2023		103,087,744	103	16,492	118,697